Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company. The table below reflects Compensation Actually Paid to the Company’s CEO and average Compensation Actually Paid to Non-CEO NEOs during 2020 through 2024. In addition, the table compares the Company’s Total Shareholder Return (“TSR”) against peer group TSR using S&P 500 Industrials (sector comparison). For further information concerning the Company’s variable pay-for-performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to “EXECUTIVE COMPENSATION — Compensation Discussion and Analysis” above.
	Summary Compensation Table Total for CEO ($)	Compensation Actually Paid to CEO ($)(1)	Average Summary Compensation Table Total for non-CEO NEOs ($)(1)	Average Compensation Actually Paid to non-CEO NEOs ($)(1)	Value of Initial Fixed $100 Investment Based On:(2)(3)		Net Income ($ millions)(4)	Adjusted EBITDA ($ millions)(4)(5)
Fiscal Year					Total Shareholder Return ($)(2)	S&P 500 Industrials (Sector) TSR ($)(3)
2024	9,297,966	12,023,483	2,463,437	3,140,627	154.04	176.44	316.9	789.1
2023	7,084,966	9,034,716	1,771,206	2,130,483	128.42	150.20	217.1	637.9
2022	6,807,676	(19,271,201)	1,613,648	(2,405,918)	100.03	127.15	408.9	825.4
2021	7,519,812	40,727,644	2,178,594	9,342,402	349.76	134.52	556.6	861.4
2020	6,961,596	44,219,485	1,748,639	9,772,607	226.04	111.06	347.2	583.8

(1)
Amounts represent Summary Compensation Table (“SCT”) total compensation and compensation actually paid (“CAP”) to our primary executive officer (our CEO), and the average SCT compensation and CAP to our remaining NEOs for the relevant fiscal year. Our NEOs include the individuals indicated in the table below for each fiscal year:

Year	CEO	Non-CEO NEOs
2024	Aaron P Jagdfeld	Kyle Raabe, York Ragen, Norm Taffe, and Erik Wilde
2023	Aaron P Jagdfeld	Kyle Raabe, York Ragen, Norm Taffe, and Erik Wilde
2022	Aaron P Jagdfeld	Patrick Forsythe, York Ragen, Norm Taffe, and Erik Wilde
2021	Aaron P Jagdfeld	Patrick Forsythe, Russell Minick, York Ragen, and Erik Wilde
2020	Aaron P Jagdfeld	Patrick Forsythe, Russell Minick, York Ragen, and Erik Wilde
CAP represents the SCT total compensation for the applicable fiscal year, adjusted as set forth below. None of our NEOs participate in a pension plan; therefore, no adjustments from the SCT total related to pension value are needed.
	2024
Adjustments	CEO	Average non- CEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	$(6,250,242)	$(1,463,426)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$8,922,662	$2,064,646
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	$0	$0
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	$641,249	$144,460
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	$(588,152)	$(68,490)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	$0	$0
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	$0	$0
TOTAL ADJUSTMENTS	$2,725,517	$667,190

(2)
TSR is calculated based on a fixed investment of one hundred dollars measured from the market close on December 31, 2019 through and including the end of each fiscal year reported in the table.

(3)
Our peer group is the S&P 500 Industrials (Sector) Index, which is the industry index used to show our performance in our Form 10-K.

(4)
Net income and Adjusted EBITDA as reported in the Pay Versus Performance Table are before adjusting for non-controlling interests.

(5)
Our company-selected measure, which is the measure we believe represents the most important financial performance measure not otherwise presented in the table above that we use to link CAP for fiscal 2024 to performance, is Adjusted EBITDA, which is a Non-GAAP measure that excludes the impact of acquisitions. A reconciliation of Adjusted EBITDA to net income can be found in Item 7 of the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2024.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)
Amounts represent Summary Compensation Table (“SCT”) total compensation and compensation actually paid (“CAP”) to our primary executive officer (our CEO), and the average SCT compensation and CAP to our remaining NEOs for the relevant fiscal year. Our NEOs include the individuals indicated in the table below for each fiscal year:

Year	CEO	Non-CEO NEOs
2024	Aaron P Jagdfeld	Kyle Raabe, York Ragen, Norm Taffe, and Erik Wilde
2023	Aaron P Jagdfeld	Kyle Raabe, York Ragen, Norm Taffe, and Erik Wilde
2022	Aaron P Jagdfeld	Patrick Forsythe, York Ragen, Norm Taffe, and Erik Wilde
2021	Aaron P Jagdfeld	Patrick Forsythe, Russell Minick, York Ragen, and Erik Wilde
2020	Aaron P Jagdfeld	Patrick Forsythe, Russell Minick, York Ragen, and Erik Wilde

Peer Group Issuers, Footnote	(3) Our peer group is the S&P 500 Industrials (Sector) Index, which is the industry index used to show our performance in our Form 10-K.
PEO Total Compensation Amount	$ 9,297,966	$ 7,084,966	$ 6,807,676	$ 7,519,812	$ 6,961,596
PEO Actually Paid Compensation Amount	$ 12,023,483	9,034,716	(19,271,201)	40,727,644	44,219,485
Adjustment To PEO Compensation, Footnote
CAP represents the SCT total compensation for the applicable fiscal year, adjusted as set forth below. None of our NEOs participate in a pension plan; therefore, no adjustments from the SCT total related to pension value are needed.
	2024
Adjustments	CEO	Average non- CEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	$(6,250,242)	$(1,463,426)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$8,922,662	$2,064,646
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	$0	$0
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	$641,249	$144,460
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	$(588,152)	$(68,490)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	$0	$0
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	$0	$0
TOTAL ADJUSTMENTS	$2,725,517	$667,190

Non-PEO NEO Average Total Compensation Amount	$ 2,463,437	1,771,206	1,613,648	2,178,594	1,748,639
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,140,627	2,130,483	(2,405,918)	9,342,402	9,772,607
Adjustment to Non-PEO NEO Compensation Footnote
CAP represents the SCT total compensation for the applicable fiscal year, adjusted as set forth below. None of our NEOs participate in a pension plan; therefore, no adjustments from the SCT total related to pension value are needed.
	2024
Adjustments	CEO	Average non- CEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	$(6,250,242)	$(1,463,426)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$8,922,662	$2,064,646
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	$0	$0
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	$641,249	$144,460
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	$(588,152)	$(68,490)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	$0	$0
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	$0	$0
TOTAL ADJUSTMENTS	$2,725,517	$667,190

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Most Important Pay Versus Performance Financial Measures
We believe the following represent the most important financial performance measures used by us to link CAP to our NEOs for the fiscal year ended December 31, 2024:

Adjusted EBITDA
Primary Working Capital (“PWC”) as a Percent of Net Sales
Annual Revenue Growth Rate (“CAGR”)
Adjusted EBITDA Margin Percentage
Free Cash Flow (“FCF”)
The Compensation Discussion and Analysis provides a further description of how these metrics are defined and used in the Company’s executive compensation program.

Total Shareholder Return Amount	$ 154.04	128.42	100.03	349.76	226.04
Peer Group Total Shareholder Return Amount	176.44	150.2	127.15	134.52	111.06
Net Income (Loss)	$ 316,900,000	$ 217,100,000	$ 408,900,000	$ 556,600,000	$ 347,200,000
Company Selected Measure Amount	789,100,000	637,900,000	825,400,000	861,400,000	583,800,000
PEO Name	Aaron P Jagdfeld
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
(4)
Net income and Adjusted EBITDA as reported in the Pay Versus Performance Table are before adjusting for non-controlling interests.
(5)
Our company-selected measure, which is the measure we believe represents the most important financial performance measure not otherwise presented in the table above that we use to link CAP for fiscal 2024 to performance, is Adjusted EBITDA, which is a Non-GAAP measure that excludes the impact of acquisitions. A reconciliation of Adjusted EBITDA to net income can be found in Item 7 of the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2024.

Measure:: 2
Pay vs Performance Disclosure
Name	Primary Working Capital (“PWC”) as a Percent of Net Sales
Measure:: 3
Pay vs Performance Disclosure
Name	Annual Revenue Growth Rate (“CAGR”)
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted EBITDA Margin Percentage
Measure:: 5
Pay vs Performance Disclosure
Name	Free Cash Flow (“FCF”)
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 2,725,517
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,250,242)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,922,662
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	641,249
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(588,152)
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Equity Awards Adjustments Of Value Of Awards Granted During Prior Fiscal Year That Were Forfeited During Applicable Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	667,190
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,463,426)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,064,646
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	144,460
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(68,490)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Equity Awards Adjustments Of Value Of Awards Granted During Prior Fiscal Year That Were Forfeited During Applicable Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0